Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,790,090)	$ (3,066,584)	$ (4,664,412)	$ (2,340,294)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	283,189	6,149	28,699	11,038
Stock-based compensation	876,851	932,722	1,195,819	485,198
Write-off of fixed asset				10,201
Common stock issued for services	60,551	20,000	20,000
Accretion of debt discount	1,299,985		159,515
FMV adjustment for Contingent Stock	(181,000)
FMV adjustment for Contingent Warrants and Warrants	(3,262,649)
IPO Issuance costs relating to Warrants	550,433
Foreign exchange loss (gain)	(8,007)
Changes in operating assets
Prepaid expenses and other current assets	(68,445)	50,000	42,005	(50,000)
Inventory	(9,961)	(117,989)	(121,994)
Other Assets	(12,000)		(10,262)
Accounts payable and accrued liabilities	(129,877)	220,748	202,894	759
Net cash used in operating activities	(4,391,020)	(1,954,954)	(3,147,736)	(1,883,098)
CASH FLOWS FROM INVESTING ACTIVITIES:
Deposits paid on fixed assets included in other assets	(111,014)	(1,060,170)	(46,900)	(295,600)
Purchase of fixed assets			(2,221,830)	(16,600)
Acquisition of machinery and equipment	(468,669)	(846,540)
Asset Acquisition & Escrow	(2,365,576)	(85,262)	(75,000)	(75,000)
Net cash used in investing activities	(2,945,259)	(1,991,972)	(2,343,730)	(387,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of note payable	(2,000,000)
Net Proceeds from Initial Public Offering Units	14,202,975
Proceeds from subscriptions and subscriptions receivable	32,500	2,406,430	3,377,929	3,425,000
Net proceeds from notes payable, contingent stock liability, contingent warrant liability			1,802,500
Net cash provided by financing activities	12,235,475	2,406,430	5,180,429	3,425,000
Effect of exchange rate changes on cash	11,477
NET INCREASE (DECREASE) IN CASH	4,910,673	(1,540,496)	(311,037)	1,154,702
CASH — BEGINNING OF PERIOD	1,479,166	1,790,203	1,790,203	635,501
CASH — END OF PERIOD	6,389,839	249,707	1,479,166	1,790,203
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	47,111		4,000
Cash paid for taxes				1,127
Non-cash investing and financing activities:
Common stock issued and vested stock options for fixed assets acquired			753,336
Common stock issued and vested stock options issued as consideration for acquisition	60,435	302,251	$ 322,701
FMV for Common stock issued for contingent shares	496,000
Common stock issued and vested stock options issued for deposits on fixed assets included in other assets	$ 63,612	$ 659,030